Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ (183,763)	$ (77,862)	$ 363,634
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	141,031	(112,941)	8,141
Gain (loss) on changes in fair value of available-for-sale debt securities	363	2,223	(3,487)
Loss on interest rate swap	(3,726)	(1,569)	(1,124)
Share of gain (loss) on changes in fair value of interest rate swap of affiliate	(2,304)	693	11,264
Comprehensive income (loss)	(48,399)	(189,456)	378,428
Less: comprehensive income (loss) attributable to non-controlling interests and redeemable non-controlling interests	(59,383)	(145,860)	90,829
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ 10,984	$ (43,596)	$ 287,599